IMPAIRMENT - Impairment of PP&E - General Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Impairment
Oil and natural gas properties impairment	$ 0	$ 0	$ 0